Short-term debt	12 Months Ended
Dec. 31, 2020
Short-term debts
Short-term debt

13.    Short-term debt

At December 31, 2020 and December 31, 2019, short-term debt consisted of the following:

Short-term debt

in € THOUS

	2020	2019
Commercial paper program	19,995	999,732
Borrowings under lines of credit	42,442	143,875
Other	513	6,381
Short-term debt from unrelated parties	62,950	1,149,988
Short-term debt from related parties (see note 5 c)	16,320	21,865
Short-term debt	79,270	1,171,853

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At December 31, 2020 and 2019, the outstanding commercial paper amounted to €20,000 and €1,000,000, respectively.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €42,442 and €143,875 at December 31, 2020 and 2019, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2020 and 2019 were 4.05% and 0.86%, respectively.

Excluding amounts available under the Amended 2012 Credit Agreement (see note 14 below), at December 31, 2020 and 2019, the Company had €1,077,152 and €517,926 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2020 and 2019, cash and borrowings under lines of credit in the amount of €998,044 and €152,598 were offset under this cash management system.

Other

At December 31, 2020 and 2019, the Company had €513 and €6,381 of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

The Company and one of its subsidiaries are parties to an unsecured loan agreement, as borrowers, with Fresenius SE, as lender, under which the Company and one of its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of €600,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 5 c).